Filed pursuant to Rule 497(e)
under the Securities Act of 1933
Files Nos. 333-14725
333-14729

NUVEEN MUTUAL FUNDS
SUPPLEMENT TO PROSPECTUSES
Dated May 18, 2004

__________________

Nuveen Municipal Trust
  Prospectus dated August 28, 2003

Nuveen Multistate Trust II
  Prospectuses dated June 27, 2003


Effective May 17, 2004, Daniel S.
Solender has assumed portfolio
management responsibilities for the
following funds


Nuveen California Insured Municipal
Bond Fund
Nuveen Massachusetts Insured Municipal
Bond Fund
Nuveen Insured Municipal Bond Fund

Mr. Solender has served as Vice
President of Nuveen Advisory Corp. and
Nuveen Institutional Advisory Corp.
since July, 2003.  Prior thereto, Mr.
Solender was Principal and Portfolio
manager for The Vanguard Group since
1999.  Prior thereto, Mr. Solender was
a Portfolio Manager for Nuveen
Advisory Corp.  He is a Chartered
Financial Analyst and currently
manages 38 Nuveen-sponsored investment
companies.

As in the past, each fund will
continue to utilize a team approach,
and Mr. Solender has extensive
experience managing municipal bond
portfolios.  There have been no
changes in any funds investment
objectives, policies or day-to-day
portfolio management practices.





PLEASE KEEP THIS WITH YOUR FUND
PROSPECTUS
FOR FUTURE REFERENCE